Exhibit 99.1

Bunker Hill Loan Depository Trust 2019-1

BHLD Trust 2019-1 Mortgage-Backed Notes, Series 2019-1

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Grand Avenue Acquisition Company, LLC

Grand Avenue Depositor, LLC

28 February 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Grand Avenue Acquisition Company, LLC

Grand Avenue Depositor, LLC

333 S. Grand Avenue, 28th Floor

Los Angeles, California 90071

Re:	Bunker Hill Loan Depository Trust 2019-1 (the “Issuer”)
BHLD Trust 2019-1 Mortgage-Backed Notes, Series 2019-1 (the “Notes”)
Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Grand Avenue Acquisition Company, LLC (the “Sponsor”), Grand Avenue Depositor, LLC (the “Depositor”), Cantor Fitzgerald & Co. (“Cantor”) and Nomura Securities International, Inc. (“Nomura,” together with the Sponsor, Depositor and Cantor, the “Specified Parties”) solely to assist the Depositor with respect to certain information relating to a pool of mortgage loans (the “Mortgage Loans”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “Grand Avenue Acquisition Company LLC ASF Data Tape.xlsx” and the corresponding record layout and decode information (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 1 February 2019 (the “Cut-off Date”) relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans and
ii.	Labeled “Diligence_by_Loan.xlsx” (the “TPR Data File,” together with the Base Preliminary Data File, the “Provided Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains third party reviewer information corresponding to each Preliminary Mortgage Loan,

b.	Imaged copies of the:
i.	Promissory note and prepayment addendum to note (collectively and as applicable, the “Note”),
ii.	Loan application (the “Application”),
iii.	Underwriting summary (the “Underwriting Summary”),
iv.	Appraisal report (the “Appraisal”) and
v.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Underwriting Summary and Appraisal, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and calculation methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 February 2019

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 312 Preliminary Mortgage Loans from the Base Preliminary Data File (the “Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans or the methodology they instructed us to use to select the Sample Mortgage Loans from the Base Preliminary Data File.

For the purpose of the procedures described in this report, the 312 Sample Mortgage Loans are referred to as Sample Mortgage Loan Numbers 1 through 312.

2.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Mortgage Loan on the Base Preliminary Data File with the corresponding third party reviewer information on the TPR Data File.

The Base Preliminary Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

3.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan number	Loan Number	Note	i.

Original principal balance	Original Loan Amount	Note

Original interest rate	Original Interest Rate	Note

First payment date	First Payment Date of Loan	Note

Property state	State	Note

Property zip code	Postal Code	Note

Original term	Original Term to Maturity	(a) Note or (b) Note and recalculation	ii.

Original interest only term	Original Interest Only Term	Note

Prepayment charge term	Prepayment Penalty Total Term	Note

Index description	Index Type	Note	iii.

Gross margin	Gross Margin	Note	iii.

Initial fixed rate period	Initial Fixed Rate Period	(a) Note or (b) Note and recalculation	iii., iv.

Subsequent interest rate reset period	Subsequent Interest Rate Reset Period	Note	iii.

Initial interest rate cap change up	Initial Interest Rate Cap Change Up	Note and recalculation	iii., v.

Initial interest rate cap change down	Initial Interest Rate Cap Change Down	Note and recalculation	iii., vi.

Subsequent interest rate change up	Subsequent Interest Rate Change Up	Note	iii.

Subsequent interest rate change down	Subsequent Interest Rate Change Down	Note	iii.

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Minimum interest rate	Lifetime Maximum Rate Floor	Note	iii.
Maximum interest rate	Lifetime Maximum Rate Ceiling	Note	iii.

Occupancy status	Occupancy	Application

Property type	Property Type	Appraisal	vii., viii., ix.

Appraisal value	Original Appraised Property Value	Appraisal	vii.

Sale price (if applicable)	Sales Price	Settlement Statement

Loan purpose	Loan Purpose	(a) Application and Settlement Statement or (b) Settlement Statement, Note and recalculation	x.

Junior lien balance	Junior Mortgage Balance	Underwriting Summary	xi.

Original loan-to-value ratio	Original LTV	Recalculation	xii.

Combined loan-to-value ratio	Original CLTV	Recalculation	xiii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and
(b)	1.

Exhibit 1 to Attachment A

Notes:	(continued)

iii.	For the purpose of comparing the indicated Sample Characteristics (collectively, the “ARM Sample Characteristics”) for each Sample Mortgage Loan with a gross margin value greater than “0.000(%),” as shown on the Note (each, an “ARM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the indicated Source Document (and in accordance with notes iv., v. and vi., as applicable).

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures with respect to the ARM Sample Characteristics for any Sample Mortgage Loan that is not an ARM Sample Mortgage Loan (each, a “FRM Sample Mortgage Loan”).

iv.	For the purpose of comparing the initial fixed rate period Sample Characteristic for each ARM Sample Mortgage Loan that does not have the initial fixed rate period specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial fixed rate period as the sum of:
(a)	The difference in months between the first rate change date and first payment date, both as shown on the Note, and
(b)	1.

v.	For the purpose of comparing the initial interest rate cap change up Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change up as the difference between the:
(a)	Initial rate adjustment maximum interest rate and
(b)	Original interest rate,

both as shown on the Note.

vi.	For the purpose of comparing the initial interest rate cap change down Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change down as the maximum of:
(a)	The difference between the:
(1)	Original interest rate and
(2)	Initial rate adjustment minimum interest rate,

both as shown on the Note, and

(b)	0.000(%).

Exhibit 1 to Attachment A

Notes:	(continued)

vii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan (except for Sample Mortgage Loan Number 266), the Sponsor, on behalf of the Depositor, provided one or more Appraisals. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan that has more than one Appraisal, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document.

For the purpose of comparing the indicated Sample Characteristics for Sample Mortgage Loan Number 266, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the latest appraisal date.

viii.	For the purpose of comparing the property type Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us:
a.	If the third party reviewer is AMC, as shown on the Preliminary Data File, to note agreement with a property type of:
(1)	“PUD,” if the property is a single family detached with the PUD box checked and an HOA fee greater than 0, all as shown on the Appraisal, and
(2)	“Other,” if the property is a single family attached/s-detached with the PUD box checked and an HOA fee greater than 0, all as shown on the Appraisal, and
b.	If the third party reviewer is Clayton, as shown on the Preliminary Data File, to note agreement with a property type of:
(1)	“PUD,” if the property is a single family detached with the PUD box checked and an HOA fee greater than 0, all as shown on the Appraisal, and
(2)	“dPUD,” if the property is a single family attached/s-detached with the PUD box checked and an HOA fee greater than 0, all as shown on the Appraisal.

ix.	With respect to certain Sample Mortgage Loans, the corresponding Appraisal contains conflicting information relating to the property type. For these Sample Mortgage Loans, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File for the Sample Mortgage Loan agreed with any of the information on the Appraisal (and in accordance with notes vii. and viii., as applicable). We performed no procedures to reconcile any conflicting information which exists on the Appraisal for the property type Sample Characteristic.

Exhibit 1 to Attachment A

Notes:	(continued)

x.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Application and Settlement Statement as the Source Documents.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the cash to borrower, as shown on the Settlement Statement, as the “Amount to Borrower.”

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Rate/Term Refinance” if the Amount to Borrower is less than or equal to the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note, or
(b)	“Cash-Out Refinance” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note.

xi.	For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan that does not have an Underwriting Summary or does not have the junior lien balance specifically stated on the Underwriting Summary, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a junior lien balance of “$0.00.”

xii.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan (except for Sample Mortgage Loan Numbers 218, 239 and 298), the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The original principal balance, as shown on the Note, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with note vii., as applicable), and (B) sale price (if applicable), as shown on the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown on the Appraisal (and in accordance with note vii., as applicable),
(b)	Multiplying the value calculated in (a) above by 100 and
(c)	Rounding the value calculated in (b) above to the second decimal place (xx.xx).

Exhibit 1 to Attachment A

Notes:	(continued)

xii.	(continued)

For the purpose of comparing the original loan-to-value ratio Sample Characteristic for Sample Mortgage Loan Numbers 218, 239 and 298, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

(a)	Dividing:
(1)	The original principal balance, as shown on the Note, by
(2)	The appraisal value, as shown on the Settlement Statement,
(a)	Multiplying the value calculated in (a) above by 100 and
(b)	Rounding the value calculated in (b) above to the second decimal place (xx.xx).

xiii.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan (except for Sample Mortgage Loan Numbers 218, 239 and 298), the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing:
(1)	The sum of the:
(i)	Original principal balance, as shown on the Note, and
(ii)	Junior lien balance, if applicable, as shown in the Underwriting Summary (and in accordance with note xi.), by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with note vii., as applicable), and (B) sale price (if applicable), as shown on the Settlement Statement, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown on the Appraisal (and in accordance with note vii., as applicable),
(b)	Multiplying the value calculated in (a) above by 100 and
(c)	Rounding the value calculated in (b) above to the second decimal place (xx.xx).

Exhibit 1 to Attachment A

Notes:	(continued)

xiii.	(continued)

For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for Sample Mortgage Loan Numbers 218, 239 and 298, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:

(a)	Dividing:
(1)	The sum of the:
(i)	Original principal balance, as shown on the Note, and
(ii)	Junior lien balance, if applicable, as shown in the Underwriting Summary (and in accordance with note xi.), by
(2)	The appraisal value, as shown on the Settlement Statement,
(c)	Multiplying the value calculated in (a) above by 100 and
(d)	Rounding the value calculated in (b) above to the second decimal place (xx.xx).

We performed no procedures to determine the accuracy, completeness or reasonableness of the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

2	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

18	Initial interest rate cap change up	2.250%	2.000%

24	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

30	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

35	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

38	Minimum interest rate	5.500%	4.500%

51	Property type	Townhouse	Other

55	Maximum interest rate	10.300%	10.500%
	Property type	Single Family Detached (non-PUD)	PUD

57	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

64	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

73	Initial interest rate cap change up	2.905%	3.000%

74	Property type	PUD	Other

Exhibit 2 to Attachment A

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

79	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

82	Property type	PUD	Other

83	Property type	1 Family Attached	Single Family Detached (non-PUD)

103	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

106	Initial interest rate cap change up	6.000%	3.000%

126	Appraisal value	[REDACTED]	[REDACTED]

128	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

130	Sale price (if applicable)	[REDACTED]	[REDACTED]
	Original loan-to-value ratio	54.10%	55.67%
	Combined loan-to-value ratio	54.10%	55.67%

140	Initial fixed rate period	<blank>	36

150	Subsequent interest rate reset period	360	12

154	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

156	Initial interest rate cap change down	0.000%	1.675%

170	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

Exhibit 2 to Attachment A

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

175	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

185	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

193	Prepayment charge term	36	60
	Subsequent interest rate change up	10.375%	2.000%
	Subsequent interest rate change down	3.950%	2.000%
	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

196	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ Stories)

201	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

202	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

207	Sale price (if applicable)	[REDACTED]	[REDACTED]

218	Original loan-to-value ratio	67.81%	64.95%
	Combined loan-to-value ratio	67.81%	64.95%

220	Index description	WSJ 1 Year LIBOR (Daily)	1 Year Treasury (Weekly)

226	Index description	Other	1 Year Treasury (Weekly)

Exhibit 2 to Attachment A

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

232	Index description	WSJ 1 Year LIBOR (Daily)	1 Year Treasury (Weekly)

234	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

246	Index description	WSJ 1 Year LIBOR (Daily)	1 Year Treasury (Weekly)

248	Index description	WSJ 1 Year LIBOR (Daily)	1 Year Treasury (Weekly)
	Property type	PUD	dPUD

249	Property type	PUD	dPUD

251	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

253	Index description	WSJ 1 Year LIBOR (Daily)	1 Year Treasury (Weekly)

263	Index description	Other	1 Year Treasury (Weekly)

267	Appraisal value	[REDACTED]	[REDACTED]
	Original loan-to-value ratio	50.67%	64.68%
	Combined loan-to-value ratio	50.67%	64.68%

268	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

272	Minimum interest rate	4.950%	7.125%

280	Sale price (if applicable)	[REDACTED]	[REDACTED]

309	Property type	PUD	dPUD